Debt - Outstanding Convertible Debt and Related Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2011
Debt Instrument [Line Items]
Unamortized discount	$ (25,704)	$ (32,256)
Deferred financing costs	(3,848)	(4,974)
Long-term debt, net of discount	171,698	164,020
3.75% Convertible Notes
Debt Instrument [Line Items]
Principal amount of Senior Notes				$ 143,800
2% Convertible Notes
Debt Instrument [Line Items]
Principal amount of Senior Notes	201,250	$ 201,250	$ 201,300
Unamortized discount	25,700
Long-term debt, net of discount	$ 171,700